GOODWILL - Changes in Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in goodwill
Goodwill at beginning of period	R$ 9,470,016	R$ 15,124,430	R$ 12,556,404
Foreign exchange effect	72,531	(2,581,852)	5,096,509
Impairment	(849,438)	(2,678,582)	(2,528,483)
Effect of selling of subsidiary		(393,980)
Assets held for sale	(801,967)
Goodwill at end of period	7,891,142	9,470,016	15,124,430
Gross
Changes in goodwill
Goodwill at beginning of period	15,059,838	18,099,186	12,834,998
Foreign exchange effect	242,510	(2,645,368)	5,264,188
Effect of selling of subsidiary		(393,980)
Assets held for sale	(801,967)
Goodwill at end of period	14,500,381	15,059,838	18,099,186
Accumulated impairment
Changes in goodwill
Goodwill at beginning of period	(5,589,822)	(2,974,756)	(278,594)
Foreign exchange effect	(169,979)	63,516	(167,679)
Impairment	(849,438)	(2,678,582)	(2,528,483)
Goodwill at end of period	R$ (6,609,239)	R$ (5,589,822)	R$ (2,974,756)